Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net income (loss)	$ (1,322)	$ (7,536)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	266	705
Amortization of debt discount and issuance costs included in interest expense	747	147
Other than temporary impairment on marketable securities		(696)
Loss on debt extinguishment	41
Provision for doubtful accounts	12	35
Deferred rent	(22)	(269)
Share-based compensation expense	2,889	2,964
Fair value adjustment on warrant liability	(8,465)	(1,807)
Impairment losses		39
Gain on disposition of assets	2
Changes in current assets and liabilities:
Receivables	(50)	200
Prepaids and other current assets	129	45
Accounts payable and other accrued liabilities	666	(180)
Net cash used in operating activities	(5,107)	(6,353)
Investing activities:
Proceeds from sales and maturities of marketable securities		10,225
Proceeds from sales of property and equipment	7	1
Purchases of property and equipment	(18)	(1)
Deposits and other assets	(33)
Net cash provided by (used in) investing activities	(44)	10,225
Financing activities:
Proceeds from the issuance of common stock and warrants		2,000
Costs related to the issuance of common stock and warrants		(275)
Proceeds from bridge loan	650
Transaction Costs	(16)
Proceeds from UBS Line of Credit		450
Paydown on UBS line of credit		(6,908)
Paydown on senior secured note		(3,332)
Capital lease obligations	(35)	(39)
Net cash provided by (used in) financing activities	599	(8,104)
Net decrease in cash and cash equivalents	(4,552)	(4,232)
Cash and cash equivalents at beginning of period	4,605	4,595
Cash and cash equivalents at end of period	53	363
Supplemental disclosure of cash paid
Interest		154
Income taxes	18	51
Supplemental disclosure of non-cash activity
Beneficial conversion feature related to November financing	150
Property and equipment acquired through capital leases and other financing	18
For Outside Services [Member]
Supplemental disclosure of non-cash activity
Common stock issued	448	271
For Debt Settlement [Member]
Supplemental disclosure of non-cash activity
Common stock issued	141	1,235
For Conversion Of Debt [Member]
Supplemental disclosure of non-cash activity
Common stock issued	6,143
For Lead Director Services [Member]
Supplemental disclosure of non-cash activity
Common stock issued	361
For Exercise Of Warrants [Member]
Supplemental disclosure of non-cash activity
Common stock issued	$ 9